Statement of changes in equity (Statement) - BRL (R$) R$ in Thousands	Total	Total controlling shareholders' equity	Share Capital	Capital reserves	Treasury shares	Profit reserves	Accumulated other comprehensive income	Retained earnings	Non-controlling interest
Equity at beginning of period at Dec. 31, 2024	R$ 32,415,575	R$ 32,284,269	R$ 19,235,546	R$ 60,226	R$ (1,339,197)	R$ 12,978,898	R$ 1,348,796		R$ 131,306
Net income for the period	6,348,178	6,340,760						R$ 6,340,760	7,418
Other comprehensive income (loss)	(199,454)	(199,454)					(199,454)
Increase (decrease) through share-based payment transactions, equity	11,038	11,038		11,038
Increase (decrease) through treasury share transactions, equity				(6,437)	6,437
Share repurchase	(38,664)	(38,664)			(38,664)
Unclaimed dividends forfeited	317	317						317
Transactions with non-controlling interests	(1,344)								(1,344)
Realization of deemed cost, net of taxes							(16,142)	16,142
Equity at end of period at Mar. 31, 2025	38,535,646	38,398,266	19,235,546	64,827	(1,371,424)	12,978,898	1,133,200	6,357,219	137,380
Equity at beginning of period at Dec. 31, 2025	43,952,173	43,812,045	24,235,546	80,742	(1,511,146)	20,118,234	888,669		140,128
Net income for the period	4,311,991	4,305,404						4,305,404	6,587
Other comprehensive income (loss)	(90,258)	(90,258)					(90,258)
Increase (decrease) through share-based payment transactions, equity	12,597	12,597		12,597
Increase (decrease) through treasury share transactions, equity	(4,537)	(4,537)		(14,611)	10,074
Unclaimed dividends forfeited	765	765						765
Realization of deemed cost, net of taxes							(23,981)	23,981
Equity at end of period at Mar. 31, 2026	R$ 48,182,731	R$ 48,036,016	R$ 24,235,546	R$ 78,728	R$ (1,501,072)	R$ 20,118,234	R$ 774,430	R$ 4,330,150	R$ 146,715